Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 226,524	$ 208,702	$ 187,719
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(39,378)	(21,117)	(16,365)
Unrealized gain on cash flow hedging instruments	2,713	280
Reclassification of gain on cash flow hedging instruments into earnings	(1,993)
Unrealized (loss) gain on available-for-sale securities	(8)	1	24
Other comprehensive loss	(38,666)	(20,836)	(16,341)
Comprehensive income	187,858	187,866	171,378
Less: comprehensive income attributable to non-controlling interest	38,086	48,752	53,027
Comprehensive income attributable to Watsco, Inc.	$ 149,772	$ 139,114	$ 118,351